Filed electronically with the Securities and Exchange Commission on October 22, 2008

                                                               File No. 33-11802
                                                               File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /___/

                           Pre-Effective Amendment No.                  /___/
                         Post-Effective Amendment No. 65                / X /
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /___/

                                Amendment No. 66                        / X /
                                              --


                             DWS Variable Series II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000

                      Caroline Pearson, Assistant Secretary
                             DWS VARIABLE SERIES II
                             ----------------------
                                One Beacon Street
                                Boston, MA 02108
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/ X /    On November 7, 2008 pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a)(1)
/___/    On _______________ pursuant to paragraph (a)(1)
/___/    75 days after filing pursuant to paragraph (a)(2)
/___/    On _______________ pursuant to paragraph (a)(2)
         On _______________ pursuant to paragraph (a)(3) of Rule 485

         If appropriate, check the following box:

/ X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                EXPLANATORY NOTE
                                ----------------


This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (the "Amendment") for DWS Variable Series II (the "Fund") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until November 7, 2008, the effectiveness of Post-Effective Amendment No. 64, which was filed with the Commission on August 8, 2008 (Accession No. 0000088053-08-000797) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and designated an effective date of October 22, 2008. Parts A and B of Post-Effective Amendment No. 64 are incorporated herein by reference.


The Fund is a series fund with 21 series currently established. This post-effective amendment incorporates by reference the Prospectuses and Statements of Additional Information relating to the classes of the following new series of the Fund:

o        DWS Alternative Asset Allocation Plus VIP - Class A


                              PART A -- PROSPECTUS
                              --------------------


The Prospectus for DWS Alternative Asset Allocation Plus VIP - Class A is incorporated by reference to Part A of Post-Effective Amendment No. 64 to the Fund's Registration Statement filed on August 8, 2008: (Accession No. 0000088053-08-000797).


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------------------------------


The Statement of Additional Information for DWS Alternative Asset Allocation Plus VIP - Class A is incorporated by reference to Part A of Post-Effective Amendment No. 64 to the Fund's Registration Statement filed on August 8, 2008:
(Accession No. 0000088053-08-000797).

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Fund's other series or classes.

                             DWS VARIABLE SERIES II

                                     PART C

                                OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement, filed April 28, 1998.)

                   (a)(2)                   Certificate of Amendment of Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (a)(3)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 31, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(4)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated July 14, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(5)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated September 29, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement, filed on
                                            October 29, 1999.)

                   (a)(6)                   Redesignation of Series dated May 1, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on
                                            May 1, 2000.)

                   (a)(7)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated January 24, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                   (a)(8)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 28, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                   (a)(9)                   Redesignation of Series dated November 29, 2000. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                  (a)(10)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 20, 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)



                                       3

                  (a)(11)                   Certificate of Amendment of Declaration of Trust, dated November 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement, filed on February 15, 2001.)

                  (a)(12)                   Redesignation of Series for SVS Dreman Small Cap Value Portfolio, dated
                                            January 15, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration statement, filed on February 13, 2002.)

                  (a)(13)                   Establishment and Designation of Class of Shares of Beneficial Interest
                                            dated November 28, 2001.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (a)(14)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                  (a)(15)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            No Par Value Going Forth, dated January 15, 2003.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (a)(16)                   Redesignation of Series of Shares of Beneficial Interest as Scudder High
                                            Income Portfolio, dated September 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (a)(17)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            as Scudder Strategic Income Portfolio, dated January 15, 2003. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (a)(18)                   Amended and Restated Establishment and Designation of Classes of Series of
                                            Shares of Beneficial Interest dated March 17, 2004. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                  (a)(19)                   Redesignation of Series as Scudder Government & Agency Securities Portfolio,
                                            dated March 17, 2004. (Incorporated by reference to Post-Effective Amendment
                                            No. 54 to the Registration Statement.)

                  (a)(20)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated November 12, 2004. (Incorporated by reference to
                                            Post-Effective Amendment No. 56 to the Registration Statement.)

                  (a)(21)                   Redesignation of Series, dated July 20, 2005. (Incorporated by reference to
                                            Post-Effective Amendment No. 58 to the Registration Statement.)

                  (a)(22)                   Redesignation of Series of each portfolio of Scudder Variable Series II, dated December 30, 2005. (Incorporated by reference to Post-Effective
                                            Amendment No. 59 to the Registration Statement.)

                  (a)(23)                   Certificate of Amendment to Declaration of Trust, dated November 16, 2005.
                                            (Incorporated by reference to Post-Effective Amendment No. 59 to the
                                            Registration Statement.)



                                       4

                  (a)(24)                   Redesignation of Series, dated October 1, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                  (a)(25)                   Redesignation of Series, dated October 31, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                  (a)(26)                   Redesignation of Series, dated October 31, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                   (b)(1)                   By-laws.  (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (b)(2)                   Amended By-laws dated November 30, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on
                                            May 1, 2002.)

                   (b)(3)                   Amendment to By-laws, dated November 16, 2005. (Incorporated by reference to
                                            Post-Effective Amendment No. 61 to the Registration Statement, filed April
                                            27, 2007.)

                    (c)                     Text of Share Certificate.  (Incorporated by reference to Post-Effective
                                            Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (d)(1)                   Amended and Restated Investment Management Agreement between the Registrant, on behalf of  DWS Balanced VIP, DWS Blue Chip VIP, DWS Conservative
                                            Allocation VIP, DWS Core Fixed Income VIP, DWS Davis Venture Value VIP, DWS
                                            Dreman High Return Equity VIP, DWS Dreman Small Mid Cap Value VIP, DWS
                                            Global Thematic VIP, DWS Government & Agency VIP, DWS Growth Allocation VIP,
                                            DWS High Income VIP, DWS International Select Equity VIP, DWS Janus Growth &
                                            Income VIP, DWS Mid Cap Growth VIP, DWS Moderate Allocation VIP, DWS Money
                                            Market VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS
                                            Technology VIP, DWS Turner Mid Cap Growth VIP, and Deutsche Investment
                                            Management Americas Inc., dated May 1, 2008. (Incorporated by reference to
                                            Post-Effective Amendment No. 64 to the Registration Statement, filed on
                                            August 8, 2008.)

                   (d)(2)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Dreman Value Management, L.L.C. dated April 5, 2002, for DWS Dreman High
                                            Return Equity VIP. (Incorporated by reference to Post-Effective Amendment
                                            No. 39 to the Registration Statement, filed on April 30, 2003.)

                   (d)(3)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for DWS Dreman
                                            Small Cap Value VIP.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)



                                       5

                   (d)(4)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management L.L.C., dated April 5, 2002, for DWS Janus
                                            Growth and Income VIP.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                   (d)(5)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Turner Investment Partners, Inc., dated April 5, 2002, for DWS Turner
                                            Mid Cap Growth VIP.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                   (d)(6)                   Sub-Advisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management International GmbH dated April 11, 2007 (DWS
                                            Large Cap Value VIP).  (Incorporated by reference to Post-Effective
                                            Amendment No. 63 to the Registration Statement, filed on May 1; 2008.)

                   (d)(7)                   Sub-Advisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management International GmbH dated April 1, 2008 (DWS
                                            Balanced VIP). (Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement, filed on August 8, 2008.)

                   (d)(8)                   Investment Management Agreement between the Registrant, on behalf of DWS
                                            Large Cap Value VIP, dated April 11, 2007.  (Incorporated by reference to
                                            Post-Effective Amendment No. 63 to the Registration Statement, filed on
                                            May 1; 2008.)

                   (e)(1)                   Underwriting and Distribution Services Agreement between Scudder Variable
                                            Series II and Scudder Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                   (g)(1)                   Master Custodian Agreement dated February 1, 2007, between the Registrant and Brown Brothers Harriman & Co.  (Incorporated by reference to
                                            Post-Effective Amendment No. 63 to the Registration Statement, filed on
                                            May 1; 2008.)

                   (g)(2)                   Master Custodian Agreement, dated March 22, 2007, between the Registrant and
                                            State Street Bank and Trust Company.  (Incorporated by reference to
                                            Post-Effective Amendment No. 63 to the Registration Statement, filed on
                                            May 1; 2008.)

                   (h)(1)                   Agency Agreement between Scudder Variable Series II and Scudder Investments
                                            Service Company, dated July 1, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 35 to the Registration statement, filed on
                                            February 13, 2002.)

                   (h)(2)                   Supplement to Agency Agreement.  (Incorporated by reference to
                                            Post-Effective Amendment No. 24 to the Registration Statement, filed on
                                            April 29, 1999.)



                                       6

                   (h)(3)                   Second Amendment to the Agency Agreement, dated March 13, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 61 to the
                                            Registration Statement, filed April 27, 2007.)

                   (h)(4)                   Administrative Services Agreement between the Registrant, on behalf of  DWS
                                            Balanced VIP, DWS Blue Chip VIP, DWS Conservative Allocation VIP, DWS Core
                                            Fixed Income VIP, DWS Davis Venture Value VIP, DWS Dreman High Return Equity
                                            VIP, DWS Dreman Small Mid Cap Value VIP, DWS Global Thematic VIP, DWS
                                            Government & Agency VIP, DWS Growth Allocation VIP, DWS High Income VIP, DWS
                                            International Select Equity VIP, DWS Janus Growth & Income VIP, DWS Mid Cap
                                            Growth VIP, DWS Moderate Allocation VIP, DWS Money Market VIP, DWS Small Cap
                                            Growth VIP, DWS Strategic Income VIP, DWS Technology VIP, DWS Turner Mid Cap
                                            Growth VIP, and Deutsche Investment Management Americas Inc., dated May 1,
                                            2008. (Incorporated by reference to Post-Effective Amendment No. 64 to the
                                            Registration Statement, filed on August 8, 2008.)

                   (h)(5)                   Letters of Indemnity to the Scudder Funds dated September 10, 2004; and
                                            Letter of Indemnity to the Independent Directors/Trustees dated September
                                            10, 2004. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, filed on February 25, 2005.)

                   (h)(6)                   Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                            Scudder Distributors, Inc. and certain financial intermediaries is filed herein.

                   (h)(7)                   Form of Expense Limitation Agreement between the Registrant on behalf of DWS
                                            Conservative Allocation VIP, DWS Core Fixed Income VIP, DWS Davis Venture
                                            Value VIP, DWS Dreman High Return Equity VIP, DWS Global Thematic VIP, DWS
                                            Government & Agency VIP, DWS Growth Allocation VIP, DWS Mid Cap Growth VIP,
                                            DWS Moderate Allocation VIP, DWS Money Market VIP and DWS Strategic Income
                                            VIP, and Deutsche Investment Management Americas Inc. is filed herein.

                    (i)                     Inapplicable.

                    (j)                     Inapplicable.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Master Distribution Plan for Class B Shares, as approved on November 28,
                                            2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement, filed on April 30, 2003.)

                   (m)(2)                   Supplement to Master Distribution Plan for Class B Shares, as approved on
                                            January 15, 2003 for Scudder Strategic Income Portfolio.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                   (n)(1)                   Plan Pursuant to Rule 18f-3 as approved on November 28, 2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)



                                       7

                   (p)(1)                   Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 62 to the
                                            Registration Statement, filed on February 15, 2008.)

                   (p)(2)                   Code of Ethics for Turner Investment Partners, Inc. dated July 10, 2003.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement, filed on April 1, 2004.)

                   (p)(3)                   Code of Ethics for Dreman Value Management, L.L.C. (Incorporated by
                                            reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                   (p)(4)                   Janus Ethics Rules, as revised February 19, 2008, for Janus Capital Group.
                                            (Incorporated by reference to Post-Effective Amendment No. 63 to the
                                            Registration Statement, filed on May 1; 2008.)

                   (p)(5)                   Code of Ethics, dated December 1, 2005, for Aberdeen Asset Management Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 58 to the
                                            Registration Statement.)

                   (p)(6)                   Consolidated Code of Ethics (All Funds). (Incorporated by reference to
                                            Post-Effective Amendment No. 59 to the Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                           1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                           2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                           3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                           4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                           5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Philipp Hensler                Director, Chairman of the Board and       None
         345 Park Avenue                CEO
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         Jason Vazquez                  Vice President and AML Compliance         Anti-Money Laundering
         345 Park Avenue                Officer                                   Compliance Officer
         New York, NY 10154



                                       11

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154

         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of the Registrant's investment advisor, Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154; at the offices of the Registrant's principal underwriter, DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; or, in the case of records concerning custodial functions, at the offices of either of the custodians: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts or Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts; or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent DWS Investments Services Company, 210 W. 10th Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 17th day of October 2008.

                                                DWS VARIABLE SERIES II

                                                 By:  /s/Michael G. Clark
                                                      -------------------
                                                      Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----
/s/Michael G. Clark
-------------------------------------
Michael G. Clark*                          President                                    October 17, 2008

/s/Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer and Treasurer        October 17, 2008

/s/John W. Ballantine
-------------------------------------
John W. Ballantine*                        Trustee                                      October 17, 2008

/s/Henry P. Becton, Jr.
-------------------------------------
Henry P. Becton, Jr.*                      Trustee                                      October 17, 2008

/s/Dawn-Marie Driscoll
-------------------------------------
Dawn-Marie Driscoll*                       Chairperson and Trustee                      October 17, 2008

/s/Keith R. Fox
-------------------------------------
Keith R. Fox*                              Trustee                                      October 17, 2008

/s/Paul K. Freeman
-------------------------------------
Paul K. Freeman*                           Vice Chairperson and Trustee                 October 17, 2008

/s/Kenneth C. Froewiss
-------------------------------------
Kenneth C. Froewiss*                       Trustee                                      October 17, 2008

/s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      October 17, 2008

/s/William McClayton
-------------------------------------
William McClayton*                         Trustee                                      October 17, 2008

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      October 17, 2008

/s/William N. Searcy, Jr.
-------------------------------------
William N. Searcy, Jr.*                    Trustee                                      October 17, 2008


SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/Jean Gleason Stromberg
-------------------------------------
Jean Gleason Stromberg*                    Trustee                                      October 17, 2008

/s/Robert H. Wadsworth
-------------------------------------
Robert H. Wadsworth*                       Trustee                                      October 17, 2008

/s/Axel Schwarzer
-------------------------------------
Axel Schwarzer*                            Trustee                                      October 17, 2008


*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as filed herein, and as filed on May 1, 2008 in Post-Effective Amendment No. 63 to the Registrant's Registration Statement.

Cash Account Trust                      DWS International Fund, Inc.            DWS Strategic Government
Cash Management Portfolio               DWS Investment Trust                            Securities Fund
Cash Reserve Fund, Inc.                 DWS Investments VIT Funds               DWS Strategic Income Fund
DWS Advisor Funds                       DWS Investors Funds, Inc.               DWS Strategic Municipal Income
DWS Balanced Fund                       DWS Money Funds                                 Trust
DWS Blue Chip Fund                      DWS Money Market Trust                  DWS Target Date Series
DWS Communications Fund, Inc.           DWS Multi-Market Income Trust           DWS Target Fund
DWS Dreman Value Income Edge            DWS Municipal Income Trust              DWS Tax Free Trust
        Fund, Inc.                      DWS Municipal Trust                     DWS Technology Fund
DWS Equity 500 Index Portfolio          DWS Mutual Funds, Inc.                  DWS Value Builder Fund, Inc.
DWS Equity Partners Fund, Inc.          DWS Portfolio Trust                     DWS Value Equity Trust
DWS Equity Trust                        DWS RREEF Real Esate Fund,              DWS Value Series, Inc.
DWS Global/International Fund,                  Inc.                            DWS Variable Series I
        Inc.                            DWS RREEF Real Estate Fund II,          DWS Variable Series II
DWS Global Commodities Stock                    Inc.                            Investors Cash Trust
        Fund, Inc.                      DWS RREEF World Real Estate &           Tax-Exempt California Money
DWS Global High Income Fund,                    Tactical Fund, Inc.                     Market Fund
        Inc.                            DWS Securities Trust                    The Central Europe & Russian
DWS High Income Series                  DWS State Tax Free Trust                        Fund, Inc.
DWS High Income Trust                   DWS State Tax-Free Income               The European Equity Fund, Inc.
DWS Income Trust                                Series                          The New Germany Fund, Inc.
DWS Institutional Funds                 DWS Strategic Income Trust

                                 (each a "Fund")

                                Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following person, whose signature appears below, does hereby constitute and appoint John Millette, Thomas Connors and Caroline Pearson, and each of them, severally, with full powers of substitution, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to enable the Fund to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or may substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE                    TITLE                         DATE
---------                    -----                         ----
                             President                     September 25, 2008
/s/Michael G. Clark
-------------------
Michael G. Clark

                                 DWS FUNDS BOARD
                                 ---------------

                     CERTIFICATE OF THE ASSISTANT SECRETARY

          I, Caroline Pearson, do hereby certify as follows:

1. That I am the duly elected Assistant Secretary of the Funds listed on the attached Appendix A, (each a "Fund," and each Fund's underlying portfolios, if applicable, a "Series");

2. I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Directors/Trustees of the Funds at meetings duly called, convened and held on September 19, 2008, at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:


                  WHEREAS, the President of the Fund, Michael Clark, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

                  NOW THEREFORE BE IT:

                  RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to this meeting, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund's Registration Statements, including any amendments:

                  Thomas Connors
                  John Millette
                  Caroline Pearson; and

                  FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483
                  (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this twenty-fourth day of September, 2008.


                                                 /s/Caroline Pearson
                                                 -------------------
                                                 Caroline Pearson
                                                 Assistant Secretary

                                   APPENDIX A

CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its series:
Prime Series

DWS ADVISOR FUNDS, and its series:
DWS Core Fixed Income Fund
DWS High Income Plus Fund
DWS International Select Equity Fund
DWS Lifecycle Long Range Fund
DWS Micro Cap Fund
DWS Mid Cap Growth Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Global Real Estate Securities Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Growth Fund
NY Tax Free Money Fund
Tax Free Money Fund Investment

DWS BALANCED FUND

DWS BLUE CHIP FUND

DWS COMMUNICATIONS FUND, INC.

DWS DREMAN VALUE INCOME EDGE FUND, INC.

DWS EQUITY 500 INDEX PORTFOLIO

DWS EQUITY PARTNERS FUND, INC.

DWS EQUITY TRUST, and its series:
DWS Alternative Asset Allocation Plus Fund
DWS Core Plus Allocation Fund
DWS Disciplined Long/Short Growth Fund
DWS Disciplined Long/Short Value Fund
DWS Disciplined Market Neutral Fund

DWS GLOBAL COMMODITIES STOCK FUND, INC.

DWS GLOBAL/INTERNATIONAL FUND, INC., and its series:
DWS Emerging Markets Fixed Income Fund
DWS Global Bond Fund
DWS Global Opportunities Fund
DWS Global Thematic Fund
DWS RREEF Global Infrastructure Fund

DWS GLOBAL HIGH INCOME FUND, INC.

DWS HIGH INCOME SERIES
DWS High Income Fund

DWS HIGH INCOME TRUST

DWS INCOME TRUST, and its series:
DWS GNMA Fund

DWS INSTITUTIONAL FUNDS, and its series:
Cash Management Fund Institutional
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Commodity Securities Fund
DWS EAFE Equity Index Fund
DWS Equity 500 Index Fund
DWS Inflation Protected Plus Fund
DWS U.S. Bond Index Fund

DWS INTERNATIONAL FUND, INC. , and its series:
DWS Emerging Markets Equity Fund
DWS Europe Equity Fund
DWS International Fund
DWS International Value Opportunities Fund
DWS Latin America Equity Fund

DWS INVESTMENT TRUST, and its series:
DWS Capital Growth Fund
DWS Growth & Income Fund
DWS Large Company Growth Fund
DWS S&P 500 Index Fund
DWS Small Cap Core Fund

DWS INVESTMENTS VIT TRUST, and its series:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS INVESTORS FUNDS, INC., and its series:
DWS Japan Equity Fund

DWS MONEY FUNDS, and its series:
DWS Money Market Prime Series

DWS MONEY MARKET TRUST, and its series
DWS Money Market Series

DWS MULTI-MARKET INCOME TRUST

DWS MUNICIPAL INCOME TRUST

DWS MUNICIPAL TRUST, and its series:
DWS Strategic High Yield Tax-Free Fund
DWS Managed Municipal Bond Fund

DWS MUTUAL FUNDS, INC., and its series:
DWS Gold & Precious Metals Fund

DWS PORTFOLIO TRUST, and its series:
DWS Core Plus Income Fund
DWS Floating Rate Plus Fund

DWS RREEF REAL ESTATE FUND, INC.

DWS RREEF REAL ESTATE FUND II, INC.

DWS RREEF WORLD REAL ESTATE & TACTICAL STRATEGIES FUND, INC.

DWS SECURITIES TRUST, and its series:
DWS Climate Change Fund
DWS Health Care Fund

DWS STATE TAX-FREE INCOME SERIES, and its series:
DWS California Tax-Free Income Fund
DWS New York Tax-Free Income Fund

DWS STATE TAX FREE TRUST, and its series:
DWS Massachusetts Tax-Free Fund

DWS STRATEGIC GOVERNMENT SECURITIES FUND

DWS STRATEGIC INCOME TRUST

DWS STRATEGIC INCOME FUND

DWS STRATEGIC MUNICIPAL INCOME TRUST

DWS TARGET DATE SERIES, and its series:
DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund

DWS TARGET FUND, and its series:
DWS Target 2010 Fund
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS LifeCompass Income Fund
DWS LifeCompass Protect Fund

DWS TAX FREE TRUST, and its series
DWS Intermediate Tax/AMT Free Fund

DWS TECHNOLOGY FUND

DWS VALUE BUILDER FUND, INC.


DWS VALUE EQUITY TRUST, and its series:
DWS Enhanced S&P 500 Index Fund
DWS Equity Income Fund

DWS VALUE SERIES, INC. and its series:
DWS Dreman Concentrated Value Fund
DWS Dreman High Return Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Large Cap Value Fund

DWS VARIABLE SERIES I, and its series
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II, and its series
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

INVESTORS CASH TRUST, and its series:
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                                               File No. 33-11802
                                                               File No. 811-5002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 65
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 66

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             DWS VARIABLE SERIES II

                             DWS VARIABLE SERIES II

                                  EXHIBIT INDEX

                                     (h)(6)

                                     (h)(7)





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